Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial Instruments

14. Financial Instruments

(a)	Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 6 and 7.
(b)	Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable long-term receivable and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.

(c)	Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables, accounts payable and due from(to) related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivable and estimates that the amount presented on the accompanying balance sheet approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

The fair values of the interest rate swap agreements, bunker swap agreements and call option agreements discussed in Note 6 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2020 and 2019, are as follows:

	2020		2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	160,475	160,475	184,835	184,835
Restricted cash	11,296	11,296	12,935	12,935
Margin deposits	6,153	6,153	—	—
Long-term receivables	27,294	27,294	13,000	13,000
Financial liability	(5,148)	(5,148)	—	—
Debt	(1,509,794)	(1,509,794)	(1,544,551)	(1,544,551)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of December 31, 2020, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $6,153, ($nil as of December 31, 2019), which is recorded within margin deposits in the Consolidated Balance Sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Consolidated Statements of Comprehensive Income (Loss) or in the Consolidated Balance Sheets, as a component of Accumulated other comprehensive loss.

		Asset Derivatives		Liability Derivatives
		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments— Fair value	—	131	11,095	3,024

	Financial instruments—Fair Value, net of current portion	—	260	25,088	12,199

Subtotal		—	391	36,183	15,223

		Asset Derivatives		Liability Derivatives
		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments— Fair value	—	—	—	121

	Financial instruments—Fair Value, net of current portion	—	—	—	66

Bunker swaps	Current portion of financial instruments—Fair value	255	520	3,988	755

Bunker swaps	Financial instruments—Fair Value, net of current portion	—	27	5,023	2,642
Bunker put options	Current portion of financial instruments—Fair value	387	—	180	—

Bunker call options	Current portion of financial instruments—Fair value	—	147	—	—

Subtotal		642	694	9,191	3,584

Total derivatives		642	1,085	45,374	18,807

Derivatives designated as Hedging Instruments-Net effect on the Consolidated Statements of Comprehensive Income (Loss)

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location
Derivative		Amount
		2020	2019	2018
Interest rate swaps		(25,054)	(9,938)	(4,316)

Total		(25,054)	(9,938)	(4,316)

	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2020	2019	2018
Interest rate swaps	Depreciation expense	(189)	(189)	(189)
Interest rate swaps	Interest and finance costs, net	(6,224)	(56)	(772)

Total		(6,413)	(245)	(961)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Income (Loss) as of December 31, 2020, 2019 and 2018, was $36,994, $18,353 and $8,660 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Consolidated Statements of Comprehensive Income (Loss)

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location
Derivative		Amount
		2020	2019	2018
Interest rate swaps	Interest and finance costs, net	187	(149)	(39)
Bunker swaps	Interest and finance costs, net	(14,312)	1,122	(1,142)
Bunker put options	Interest and finance costs, net	(271)	—	—
Bunker call options	Interest and finance costs, net	(74)	(1,672)	231

Total		(14,470)	(699)	(950)

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2020 and 2019, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2020	December 31, 2019
Interest rate swaps	(36,183)	(15,019)
Bunker swaps	(8,755)	(2,850)
Bunker put options	207	—
Bunker call options	—	147

	(44,731)	(17,722)